Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2014
Prospectus Date	rr_ProspectusDate	Nov. 01, 2014